Fair Value Measurements (Details) - Schedule of assets and liabilities at fair value on a recurring basis	Jun. 30, 2021 USD ($)
Assets:
Cash and marketable securities held in Trust Account	$ 207,005,566
Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	207,005,566
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	11,178,000
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	2,456,500
Level 3 [Member] | Sponsor and Directors [Member]
Liabilities:
Warrant Liability	$ 733,500